Stockholders’ Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock issued or outstanding, description	At December 31, 2022, there were no shares of preferred stock issued or outstanding.
Shares subject to forfeiture	412,500
Converted basis percentage	20.00%
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares outstanding		12,808,125
Common stock subject to possible redemption (in Dollars)	$ 12,650,000
Common stock, shares issued	158,125	158,125
Common stock, shares outstanding	158,125	158,125
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	3,162,500	3,162,500
Common stock, shares outstanding	3,162,500	3,162,500